Property, Plant and Equipment (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment (Textual)
Residual value	₪ 168	₪ 188
Derecognized fully depreciated property at a cost	₪ 537	₪ 496
Option extension term	49 years